Fair Value	6 Months Ended
Jun. 30, 2012
Fair Value [Abstract]
Fair Value
Note F - Fair Value

Accounting standards establish a hierarchy that prioritizes the use of fair value inputs used in valuation methodologies into the following three levels:

Level 1:  Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:  Significant observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be derived from or corroborated by observable market data by correlation or other means.

Level 3:  Significant unobservable inputs that reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of Capitol's valuation methodologies used to measure and disclose the fair values of its assets and liabilities on a recurring or nonrecurring basis:

Investment securities available for sale:  Securities available for sale are recorded at fair value on a recurring basis.  Fair value measurement is based on quoted prices, when available (Level 1 inputs).  If quoted prices are not available, fair values are measured using independent pricing models, as Level 2 inputs.

Mortgage loans held for sale:  Mortgage loans held for sale are carried at the lower of aggregate cost or fair value and are measured on a nonrecurring basis.  There were no mortgage loans held for sale written down to fair value at June 30, 2012.  Fair value is based on independent quoted market prices, where applicable (Level 1 inputs), or the prices for other whole mortgage loans with similar characteristics, as Level 2 inputs.

Loans:  The Corporation does not record loans at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments for collateral-dependent loans are recorded to reflect partial write-downs based on the observable market price, current appraised value of the collateral or other estimates of fair value, as Level 3 inputs.

Other real estate owned:  At the time of foreclosure, foreclosed properties are adjusted to estimated fair value less estimated costs to sell upon transfer from portfolio loans to other real estate owned, establishing a new carrying value.  The Corporation subsequently adjusts estimated fair value of other real estate owned on a nonrecurring basis to reflect partial write-downs based on the observable market price or current appraisal data, as Level 3 inputs.

Long-lived and indefinite-lived assets:  The Corporation does not record long-lived or indefinite-lived assets at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments to a long-lived or indefinite-lived asset are recorded to reflect partial write-downs based on the observable market price or other estimate of fair value in the event of impairment.

There were no liabilities measured at fair value on a recurring or nonrecurring basis as of June 30, 2012 and December 31, 2011.

Assets measured at fair value on a recurring basis were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)

Investment securities available for sale:(1)
United States treasury	$3,502	$3,502	$4,013	$4,013
United States government agency	3,998	3,998
Mortgage-backed	9,493	9,493	10,592	10,592
Municipalities	106	106	278	278

	$17,099	$17,099	$14,883	$14,883

(1)	Level 2 inputs for investment securities available for sale include pricing models from independent pricing sources with reasonable levels of price transparency.

Assets measured at fair value on a nonrecurring basis were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)

Impaired loans(1)	$118,731	$118,731	$175,424	$175,424

Other real estate owned(2)	$94,834	$94,834	$95,523	$95,523

(1)      Level 3 inputs for impaired loans include appraised value of the applicable collateral or other unobservable estimates of fair value.
(2)      Level 3 inputs for other real estate owned include appraised value of the foreclosed property or other unobservable estimates of fair value.
           Fair value is reduced by estimated costs to sell the properties.

Updated appraisals are generally obtained when it has been determined that a collateral-dependent loan has become impaired or when it is likely a loan secured by real estate will be foreclosed.  Adjustments to the loan's carrying value (or requirements for an allocation of the allowance for loan losses) are made, when appropriate, after review of appraisal data or, in the absence of a recent appraisal, if market conditions significantly decline further.  The timing of when a collateral-dependent loan should be classified as a nonperforming credit is contingent upon several factors, including the performance of the loan, payment history and/or results of the bank's review of updated borrower financial information.

When a borrower's performance has deteriorated (for example, the borrower has become delinquent on required payments, the borrower's updated financial information received indicates adverse financial trends or sales/leasing activity is less than expected in the case of multi-unit properties), the loan will be downgraded and, if appropriate, an updated appraisal will be ordered.  In the period between a loan downgrade and receipt of an updated appraisal, the loan will be included within loss contingency pools, in conjunction with estimating the bank's requirements for its allowance for loan losses.  Upon receipt and review of updated appraisal data and after any further fair value analysis is completed, an impaired loan will be further evaluated for appropriate write-down.  Negative differences between appraised value, less the estimated cost to sell, and the related carrying value of the loans are charged to the allowance for loan losses, as a partial write-down/charge-off, on a timely basis after the appraisal has been received and reviewed.  Occasionally, additional potential loss amounts may be included if circumstances exist which may further adversely impact fair value estimates.  Internally-developed evaluations may be used when the amount of a loan is less than $250,000.  Internally-prepared evaluations may also be used when the most recent appraisal date is within a year to estimate the current effect of economic conditions or deterioration.  Updated fair value information is generally obtained at least annually for collateral-dependent loans and other real estate owned.

Comparative carrying values and estimated fair values of financial instruments based upon the accounting guidance set forth in Accounting Standards Codification 825-10 were as follows (in $1,000s):

		June 30, 2012		December 31, 2011
	Level Used to Measure Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash	1	$47,466	$47,466	$38,540	$38,540
Cash equivalents	2	298,395	298,395	318,006	318,006
Loans held for sale	2	1,099	1,099	2,129	2,129
Investment securities:
Available for sale	2	17,099	17,099	14,883	14,883
Held for long-term investment	3	2,769	2,769	2,737	1,981
		19,868	19,868	17,620	16,864
Federal Home Loan Bank and Federal Reserve Bank stock	2	12,105	12,105	12,851	12,851
Portfolio loans:
Loans secured by real estate:
Commercial	3	841,762	839,488	907,377	903,687
Residential (including multi-family)	3	291,175	290,789	332,110	331,434
Construction, land development and other land	3	77,989	78,037	105,268	105,262
Total loans secured by real estate		1,210,926	1,208,314	1,344,755	1,340,383
Commercial and other business-purpose loans	3	156,251	156,183	181,349	181,350
Consumer	3	10,600	10,815	12,228	12,406
Other	3	1,490	1,458	2,781	2,546
Total portfolio loans		1,379,267	1,376,770	1,541,113	1,536,685
Less allowance for loan losses	3	(73,438)	(73,438)	(86,745)	(86,745)
Net portfolio loans		1,305,829	1,303,332	1,454,368	1,449,940

Financial liabilities:
Deposits:
Noninterest-bearing	1	361,003	361,003	328,896	328,896
Interest-bearing:
Demand accounts	2	507,722	507,722	502,866	502,866
Time certificates of less than $100,000	3	373,757	376,161	454,833	460,012
Time certificates of $100,000 or more	3	486,550	489,034	571,803	575,942
Total interest-bearing		1,368,029	1,372,917	1,529,502	1,538,820
Total deposits		1,729,032	1,733,920	1,858,398	1,867,716
Notes payable and other borrowings	3	30,694	20,908	50,445	50,824
Subordinated debentures	3	149,207	29,080	149,156	123,452

Estimated fair values of financial assets and liabilities in the preceding table are based upon a comparison of current interest rates on financial instruments and the timing of related scheduled cash flows to the estimated present value of such cash flows using current estimated market rates of interest (unless quoted market values or other fair value information is more readily available, except subordinated debentures, for which the fair value is based on the liquidation or principal amount outstanding).  For example, the estimated fair value of portfolio loans is determined based on discounted cash flow computations.  Similarly, the estimated fair values of time deposits, notes payable and other borrowings were determined through discounted cash flow computations.  Except for subordinated debentures, such estimates of fair value are not intended to represent portfolio liquidation value and, accordingly, only represent an estimate of fair value based on current financial reporting requirements.

Given current economic conditions, the majority of the loan portfolio is not readily marketable and, accordingly, market prices may not exist.  Capitol has not attempted to market the loan portfolio to potential buyers, if any exist, to determine the fair value of those instruments.  Since negotiated prices, if any, in illiquid markets depend upon the then-present motivations of the buyer and seller, it is reasonable to assume that potential sales prices could vary widely from any estimate of fair value made without the benefit of negotiations.  Additionally, changes in market interest rates commensurate with risk may dramatically impact the value of financial instruments at any time.  Accordingly, fair value measurements for loans included in the preceding table are unlikely to represent the instruments' liquidation values.